UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

FORM N-Q

JULY 31, 2015

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 12.7%
Hotels, Restaurants & Leisure - 4.0%
Chipotle Mexican Grill Inc.	120	$89,068	*
Starbucks Corp.	2,080	120,494

Total Hotels, Restaurants & Leisure		209,562

Specialty Retail - 3.7%
Lowe’s Cos. Inc.	2,780	192,821

Textiles, Apparel & Luxury Goods - 5.0%
NIKE Inc., Class B Shares	1,490	171,678
Under Armour Inc., Class A Shares	940	93,370	*

Total Textiles, Apparel & Luxury Goods		265,048

TOTAL CONSUMER DISCRETIONARY		667,431

CONSUMER STAPLES - 9.0%
Food & Staples Retailing - 9.0%
Costco Wholesale Corp.	1,060	154,018
CVS Health Corp.	2,030	228,314
Whole Foods Market Inc.	2,380	86,632

TOTAL CONSUMER STAPLES		468,964

FINANCIALS - 14.6%
Banks - 6.1%
Citizens Financial Group Inc.	4,110	107,148
U.S. Bancorp	4,660	210,678

Total Banks		317,826

Capital Markets - 4.8%
BlackRock Inc.	410	137,891
Charles Schwab Corp.	3,290	114,755

Total Capital Markets		252,646

Consumer Finance - 3.7%
American Express Co.	2,560	194,714

TOTAL FINANCIALS		765,186

HEALTH CARE - 17.1%
Biotechnology - 4.3%
Alexion Pharmaceuticals Inc.	470	92,797	*
Biogen Inc.	420	133,887	*

Total Biotechnology		226,684

Health Care Providers & Services - 7.3%
Centene Corp.	1,540	108,000	*
Mednax Inc.	1,440	121,882	*
UnitedHealth Group Inc.	1,240	150,536

Total Health Care Providers & Services		380,418

Pharmaceuticals - 5.5%
Roche Holding AG, ADR	4,940	178,384
Shire PLC, ADR	410	109,392

Total Pharmaceuticals		287,776

TOTAL HEALTH CARE		894,878

INDUSTRIALS - 12.3%
Building Products - 1.7%
Trex Co. Inc.	1,910	86,657	*

Commercial Services & Supplies - 2.5%
EnerNOC Inc.	6,770	55,717	*
Herman Miller Inc.	2,720	76,269

Total Commercial Services & Supplies		131,986

See Notes to Schedule of Investments.

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY		SHARES	VALUE
Electrical Equipment - 2.0%
Rockwell Automation Inc.		870	$101,599

Industrial Conglomerates - 2.8%
3M Co.		960	145,286

Machinery - 1.5%
WABCO Holdings Inc.		650	80,255	*

Trading Companies & Distributors - 1.8%
W. W. Grainger Inc.		420	96,058

TOTAL INDUSTRIALS			641,841

INFORMATION TECHNOLOGY - 22.5%
Internet Software & Services - 3.9%
Google Inc., Class A Shares		310	203,825	*

IT Services - 3.9%
Automatic Data Processing Inc.		1,160	92,534
MAXIMUS Inc.		1,610	109,818

Total IT Services			202,352

Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.		3,180	92,061

Software - 8.4%
Autodesk Inc.		1,770	89,527	*
Check Point Software Technologies Ltd.		1,200	96,924	*
Mentor Graphics Corp.		2,950	76,965
Microsoft Corp.		3,760	175,592

Total Software			439,008

Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.		1,980	240,174

TOTAL INFORMATION TECHNOLOGY			1,177,420

MATERIALS - 4.6%
Chemicals - 4.6%
Ecolab Inc.		1,340	155,186
Novozymes A/S, ADR		1,610	84,251

TOTAL MATERIALS			239,437

UTILITIES - 3.1%
Electric Utilities - 3.1%
NextEra Energy Inc.		1,527	160,640

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,943,632)			5,015,797

	RATE
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $113,193)	0.118%	113,193	113,193

TOTAL INVESTMENTS - 98.0% (Cost - $5,056,825#)			5,128,990
Other Assets in Excess of Liabilities - 2.0%			102,865

TOTAL NET ASSETS - 100.0%			$5,231,855

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$5,015,797	—	—	$5,015,797

Short-term investments†	113,193	—	—	113,193

Total investments	$5,128,990	—	—	$5,128,990

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$258,012
Gross unrealized depreciation	(185,847)

Net unrealized appreciation	$72,165

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015